Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of activity related to origination fees
Activity related to origination fees for the year ended December 31, 2016 is as follows:
	Deferred Revenue, Beginning	Gross Origination Fee Income	Amortization of Deferred Revenue	Deferred Revenue Ending
Manager’s Share		$636,260
Company’s Share	$190,017	187,748	$162,264	$215,501
Total	$190,017	$824,008	$162,264	$215,501

Activity related to origination fees for the year ended December 31, 2015 is as follows:
	Deferred Revenue, Beginning	Gross Origination Fee Income	Amortization of Deferred Revenue	Deferred Revenue Ending
Manager’s Share		$541,600
Company’s Share	$118,718	179,684	$108,385	$190,017
Total	$118,718	$721,284	$108,385	$190,017

Schedule of original maturities of deferred revenue
December 31,
2017	$276,061
2018	85,761
2019	40,944
Total	$402,766

December 31,
2017	$124,800
2018	62,491
2019	28,210
Total	$215,501